Interests in other entities - Disclosure of Interests in Joint Ventures and Associates (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Interests In Other Entities [Abstract]
Aggregate carrying amount of individually immaterial joint ventures and associates	€ 150	€ 230	€ 2,650
Loss from continuing operations	(63)	(111)	(720)
Other comprehensive loss	(17)	0	0
Total comprehensive loss	€ (80)	€ (111)	€ (720)